Note 23 - Other operating income	12 Months Ended
Dec. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
23 Other operating income

	Year ended December 31,
	2010	2011	2012
	$	$	$
Unrealized gain on marketable securities	—	—	6,742,971
Dividend income from short-term investments	—	314,300	364,027
Gain on sales of short-term investments	—	4,962,873	27,938,014
Total other operating income	—	5,277,173	35,045,012

In 2012, we classified short-term investments in securities as being held-for-trading and recognized any corresponding gains and losses on disposal or unrealized gains or losses as other operating income, we deemed trading in quoted securities as one of our principal activities.